Share capital (Tables)	6 Months Ended
Jun. 30, 2024
Share capital
Summary of Group's share structure as though the restructuring took effect retroactively

The below table sets out the Group’s share structure during the period ended 30 June 2024 and the year ended 31 December 2023:

	At 30 June 2024		At 31 December 2023
	Authorized	Issued	Authorized	Issued
Class A ordinary shares	20,000,000	9,194,000	20,000,000	6,791,605
Preferred shares	55,000,000	—	55,000,000	—
	75,000,000	9,194,000	75,000,000	6,791,605

	At 30 June 2024		At 31 December 2023
	Number	Share	Number	Share
	of shares	capital	of shares	capital
Issuance of shares to shareholders	7,044,557	17,611	4,642,162	11,605
Issuance of shares to SPAC shareholders	557,960	1,395	557,960	1,395
Conversion of convertible notes	645,018	1,612	645,018	1,612
Issuance of shares to PIPE investors	158,656	397	158,656	397
Other shares	787,809	1,970	787,809	1,970
	9,194,000	22,985	6,791,605	16,979

b. Share premium:

At 30 June 2024
Share Premium
Issuance of shares to shareholders	95,129,162
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
Other shares issued during the period	31,887,125
433,709,724
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
349,691,503

At 31 December 2023
Share Premium
Issuance of shares to shareholders	92,732,811
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs	121,077,329
Other shares issued during the year	31,887,125
431,313,373
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
347,295,152